Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended	8 Months Ended	12 Months Ended
	Jul. 15, 2015	Apr. 15, 2015	Feb. 02, 2015	Nov. 12, 2014	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash distribution declared	$ 0.19	$ 0.18	$ 0.0943		$ 0.19
Property, Plant and Equipment, Net [Abstract]
Property and equipment					$ 1,766,798	$ 1,766,798	$ 1,601,719	$ 810,427
Less accumulated depreciation					(112,078)	(112,078)	(70,124)	(17,097)
Property and equipment, net					1,654,720	$ 1,654,720	$ 1,531,595	$ 793,330
Impairment of Long-Lived Assets
Impairment of assets					$ 0
Stock-Based Compensation
Number of stock-based compensation awards authorized				10,000,000
Granted (in shares)					12,057		2,381,440
Forfeited (in shares)					(48,360)
Midstream LTIP
Stock-Based Compensation
Number of stock-based compensation awards authorized					10,000,000	10,000,000	10,000,000
Land
Property, Plant and Equipment, Net [Abstract]
Property and equipment					$ 3,430	$ 3,430	$ 3,383
Freshwater Surface Pipelines And Equipment
Property, Plant and Equipment, Net [Abstract]
Useful life					5 years		5 years
Property and equipment					$ 25,062	25,062	$ 20,931
Freshwater Permanent Buried Pipelines
Property, Plant and Equipment, Net [Abstract]
Useful life					20 years		20 years
Property and equipment					$ 388,430	388,430	$ 359,244
Gathering pipelines and compressor stations
Property, Plant and Equipment, Net [Abstract]
Useful life					20 years		20 years	20 years
Property and equipment					$ 1,166,771	1,166,771	$ 861,609	$ 370,192
Gathering and compression systems - under construction
Property, Plant and Equipment, Net [Abstract]
Property and equipment					$ 183,105	$ 183,105	$ 356,552	$ 238,529
Phantom share units
Stock-Based Compensation
Granted (in shares)				2,361,440		12,057
Forfeited (in shares)						(48,360)
Restricted unit awards
Stock-Based Compensation
Granted (in shares)				20,000